SUMMARY OF ACCOUNTING POLICIES - Deferred revenue (Details)	12 Months Ended
Dec. 31, 2018
Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Initial term of contract	40 years